UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		January 20, 2012
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$371,029 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
ADDUS HOMECARE CORP COM
006739106
$53.55
15,000
Sole
None
15,000
ALLSCRIPTS HEALTHCARE COM
01988P108
$3,518.79
185,786
Sole
None
185,786
ALTRIA GROUP INC COM
02209s103
$225.28
7,598
Sole
None
7,598
AMERICAN CAMPUS CMNTYS COM
024835100
$8,124.34
193,621
Sole
None
193,621
AMERICAN EXPRESS CO COM
025816109
$7,771.35
164,752
Sole
None
164,752
APPLE COMPUTER
037833100
$445.50
1,100
Sole
None
1,100
BAKER HUGHES INC COM
057224107
$899.84
18,500
Sole
None
18,500
BIG LOTS INC COM
089302103
$7,038.12
186,391
Sole
None
186,391
BIOELECTRONICS CORP COM
09062H108
$0.22
60,000
Sole
None
60,000
BP PLC SPONSORED ADR
055622104
$407.83
9,542
Sole
None
9,542
BRISTOL-MYERS SQUIBB CO COM
110122108
$337.07
9,565
Sole
None
9,565
BROCADE COMMUNCTNS SYS COM
111621306
$51.90
10,000
Sole
None
10,000
CATERPILLAR INC DEL COM
149123101
$330.69
3,650
Sole
None
3,650
CEL-SCI CORP COM NEW
150837409
$2.90
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$3,362.77
31,605
Sole
None
31,605
CISCO SYS INC COM
17275R102
$4,890.75
270,506
Sole
None
270,506
COHEN & STEERS INC COM
19247A100
$12,321.46
426,348
Sole
None
426,348
COLGATE PALMOLIVE CO COM
194162103
$221.74
2,400
Sole
None
2,400
COMCAST CORP COM CL A
20030N101
$9,463.59
399,139
Sole
None
399,139
DATATRAK INTL INC COM
238134100
$3.00
10,000
Sole
None
10,000
DIGITAL GENERATION INC
25400b108
$3,270.65
274,383
Sole
None
274,383
EOG RES INC COM
26875P101
$7,383.03
74,947
Sole
None
74,947
ESTEE LAUDER COS INC COM
518439104
$7,955.85
70,832
Sole
None
70,832
EXXON CORP COM
30231G102
$959.82
11,324
Sole
None
11,324
FEC RESOURCES INC COM
30246x108
$4.09
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$367.71
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,549.75
102,429
Sole
None
102,429
FOREST CITY ENTERPRISES INC COM CL A
345550107
$8,474.96
717,002
Sole
None
717,002
FRANKLIN RES INC COM
354613101
$5,972.24
62,172
Sole
None
62,172
GATX CORP COM
361448103
$9,009.15
206,348
Sole
None
206,348
GENCORP INC COM
368682100
$6,394.08
1,201,895
Sole
None
1,201,895
GENERAL ELEC CO COM
369604103
$6,160.77
343,985
Sole
None
343,985
HEWLETT PACKARD CO COM
428236103
$5,168.95
200,658
Sole
None
200,658
HWI GLOBAL INC COM
40441e102
$0.45
32,165
Sole
None
32,165
INSPERITY INC
45778Q107
$6,784.40
267,629
Sole
None
267,629
INTEL CORP COM
458140100
$8,091.30
333,662
Sole
None
333,662
INTERNATIONAL BUS MACH COM
459200101
$669.87
3,643
Sole
None
3,643
J P MORGAN CHASE & CO COM
46625H100
$5,362.46
161,277
Sole
None
161,277
JOHNSON & JOHNSON COM
478160104
$6,038.30
92,075
Sole
None
92,075
KAISER ALUMINUM CORP COM PAR $0.01
483007704
$6,932.06
151,091
Sole
None
151,091
KENNAMETAL INC COM
489170100
$6,714.46
183,857
Sole
None
183,857
KIMBERLY CLARK CORP COM
494368103
$261.58
3,556
Sole
None
3,556
KRAFT FOODS INC CL A
50075n104
$226.70
6,068
Sole
None
6,068
LAZARD FDS INC EMERG MKT RETL
52106n764
$3,627.33
210,891
Sole
None
210,891
LAZARD FDS INC EMKTS EQBL OPN
52106N418
$133.71
13,700
Sole
None
13,700
LIFE TIME FITNESS INC COM
53217R207
$7,906.92
169,132
Sole
None
169,132
LIQUIDITY SERVICES INC COM
53635B107
$8,764.19
237,512
Sole
None
237,512
LKQ CORP COM
501889208
$7,577.99
251,928
Sole
None
251,928
LOEWS CORP COM
540424108
$2,455.98
65,232
Sole
None
65,232
MAGELLAN MIDSTREAM PRT COM UNIT
RP LP
559080106
$337.51
4,900
Sole
None
4,900
MARCHEX INC CL B
56624r108
$5,437.59
870,014
Sole
None
870,014
MERCK & CO INC NEW COM
58933Y105
$6,951.65
184,394
Sole
None
184,394
MODINE MANUFACTURING
607828100
$4,819.74
509,486
Sole
None
509,486
NEWFIELD EXPL CO COM
651290108
$6,086.19
161,309
Sole
None
161,309
NORDSON CORP COM
655663102
$10,819.55
262,738
Sole
None
262,738
NORDSTROM INC COM
655664100
$7,616.67
153,222
Sole
None
153,222
NORTHROP GRUMMAN CORP COM
666807102
$5,633.55
96,333
Sole
None
96,333
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC COM
682129101
$5,380.41
1,167,118
Sole
None
1,167,118
ORACLE CORP COM
68389X105
$8,068.90
314,577
Sole
None
314,577
PFIZER INC COM
717081103
$513.99
23,752
Sole
None
23,752
PHILIP MORRIS INTL INC COM
718172109
$987.83
12,587
Sole
None
12,587
PROCTER & GAMBLE CO COM
742718109
$441.75
6,622
Sole
None
6,622
PROGRESSIVE CORP OHIO COM
743315103
$2,794.03
143,210
Sole
None
143,210
PULTE GROUP INC COM
745867101
$5,417.50
858,558
Sole
None
858,558
SCHLUMBERGER LTD COM
806857108
$9,914.92
145,146
Sole
None
145,146
SCHWAB CHARLES CORP NEW COM
808513105
$7,176.68
637,361
Sole
None
637,361
SIMON PPTY GROUP NEW COM
828806109
$10,640.13
82,520
Sole
None
82,520
SKYWORKS SOLUTIONS INC COM
83088m102
$5,326.42
328,386
Sole
None
328,386
STARBUCKS CORP COM
855244109
$1,552.61
33,745
Sole
None
33,745
SVB FINL GROUP COM
78486q101
$286.14
6,000
Sole
None
6,000
TENET HEALTHCARE CORP COM
88033G100
$7,059.60
1,376,141
Sole
None
1,376,141
TERADYNE INC COM
880770102
$9,451.68
693,447
Sole
None
693,447
TETRA TECH INC NEW COM
88162G103
$8,682.38
402,148
Sole
None
402,148
TIME WARNER INC COM
887317303
$5,378.86
148,834
Sole
None
148,834
TRANSOCEAN INC COM
H8817H100
$3,652.16
95,133
Sole
None
95,133
WALT DISNEY CO COM
254687106
$7,400.05
197,335
Sole
None
197,335
WELLS FARGO & CO NEW COM
949746101
$5,841.51
211,956
Sole
None
211,956
WEYERHAEUSER CO COM
962166104
$7,383.97
395,499
Sole
None
395,499
WYNDHAM WORLDWIDE CORP COM
98310W108
$11,327.70
299,437
Sole
None
299,437
XEROX CORP COM
984121103
$4,958.09
622,876
Sole
None
622,876